Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 423,907,750.00
Previously Paid Amount	0.00
Total Fee Amount	64,900.28
Total Offset Amount	48,828.91
Net Fee	16,071.37
Narrative - Max Aggregate Offering Price	$ 423,907,750.00
Final Prospectus	true